Contingencies and Commitments	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022
Contingencies and Commitments

Note 11. Contingencies and Commitments

Russia – Ukraine Conflict

The Russia – Ukraine conflict is a global concern. The Company does not have any direct exposure to Russia or Ukraine through its operations, employee base, investments or sanctions. The Company does not receive goods or services sourced from those countries, does not anticipate any disruption in its supply chain and has no business relationships, connections to or assets in Russia, Belarus or Ukraine. No impairments to assets have been made due to the conflict. We are unable at this time to know the full ramifications of the Russia – Ukraine conflict and its effects on our business.

Note 13. Contingencies and Commitments

Russia – Ukraine Conflict

The Russia – Ukraine conflict is a global concern. The Company does not have any direct exposure to Russia or Ukraine through its operations, employee base, investments or sanctions. The Company does not receive goods or services sourced from those countries, does not anticipate any disruption in its supply chain and has no business relationships, connections to or assets in Russia, Belarus or Ukraine. No impairments to assets have been made due to the conflict. We are unable at this time to know the full ramifications of the Russia – Ukraine conflict and its effects on our business.

Prairie Operating Co LLC [Member]
Contingencies and Commitments

Note 3 – Commitments and Contingencies

The Company reimbursed members and others for reasonable, documented and customary out-of-pocket expenses incurred in connection with services provided related to the Company’s formation, the Merger and the Exok Acquisition (see Notes 1 and 5) upon closing. As of March 31, 2023, such expenses were approximately $10,000 and were not included in the financial statements.

Note 4 – Commitments and Contingencies

The Company reimbursed members and others for reasonable, documented and customary out-of-pocket expenses incurred in connection with services provided related to the Company’s formation, the Merger and the Exok Acquisition (see Notes 1 and 6) upon closing. As of December 31, 2022, such expenses were approximately $10,000 and were not included in the financial statements.